Property, Plant and Equipment - Summary of Reconciliations of Property, Plant and Equipment (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 319	$ 445
Additions	571	86
Disposals	(54)	(27)
Depreciation expense	(221)	(194)
FX loss	55	9
Ending balance	670	319
Leasehold Improvements [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	35	60
Additions	30
Depreciation expense	(31)	(25)
FX loss	2
Ending balance	36	35
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	284	385
Additions	541	86
Disposals	(54)	(27)
Depreciation expense	(190)	(169)
FX loss	53	9
Ending balance	$ 634	$ 284